Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total	$ 114,531	$ 156,990
Held for sale
Total	112,605	154,293
Held for sale | Marine Fuel Oil
Total	82,076	131,372
Held for sale | Marine Gas Oil
Total	30,529	22,921
Held for consumption
Total	1,926	2,697
Held for consumption | Marine Fuel Oil
Total	1,124	1,819
Held for consumption | Lubricants
Total	569	700
Held for consumption | Stores
Total	14	14
Held for consumption | Victuals
Total	$ 219	$ 164